Financing with a financial institution - allocation of proceeds (Details) $ in Millions	1 Months Ended
	Jul. 31, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Dec. 31, 2021 CNY (¥)	Jul. 24, 2020 CNY (¥)
Debt Instrument
Proceeds of the Convertible Note and the Loan, net of issuance cost	¥ 278,900,000	$ 39.9
Derivative liabilities - Fair value of the Option				¥ 15,436,000
Derivative liabilities - Embedded conversion feature				2,071,000
Convertible Note				175,460,000
Loan				85,903,000
Total				278,870,000
Option
Debt Instrument
Derivative liabilities - Fair value of the Option			¥ 0	¥ 15,400,000